Organization and Nature of Planned Business: (Details Textual)	9 Months Ended		12 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Feb. 28, 2013	Dec. 31, 2012
Business Acquisition Exchange Ratio			1:1
Common Stock, Shares, Issued	22,131,866		21,740,006	19,000,000	21,690,406
Common Stock, Shares, Outstanding	22,131,866		21,740,006		21,690,406
Conversion of Stock, Shares Issued	304,515	0
NBI [Member]
Stockholders' Equity Note, Stock Split				1,000
Common Stock, Shares, Issued				1,000
Common Stock, Shares, Outstanding				1,000
Conversion of Stock, Shares Issued				19,000